Restated Consolidated Statements of Changes In Shareholders' Equity - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance, beginning of year at Mar. 31, 2017	$ 259,571	$ (1,749,471)		$ 70,361	$ 1,070,076	$ 128,363		$ 13,508	$ 58,266		$ 1,070,076	$ 128,363
Statement Line Items [Line Items]
Adjustment for revision	(14,208)
Adjustment for adoption of recent accounting pronouncements
PROFIT (LOSS) FOR THE YEAR	509,276									9,298			$ 518,574
Dividends and distributions declared and paid		(86,307)
Other comprehensive income				21,573
Share-based units exercised					11,954				(11,954)		11,954
Acquisition of businesses					8,966						8,966
Repurchase and cancellation of shares					(11,941)						(11,941)
Shares issued						9,260						9,260
Shares issuance costs						(852)						(852)
Add: Issuance of convertible debentures								7,130
Less: Redemption of convertible debentures								(7,609)	7,126				22,407
Add: Share-based compensation expense									18,353
Non-cash deferred share grant distributions									45
Less: Purchase of non-controlling interest									(89,010)
Share-based compensation adjustment									(5,519)
Distributions to non-controlling shareholders										(9,603)
Foreign exchange impact on non-controlling interest										(117)
Balance, end of year at Mar. 31, 2018	754,639	(1,835,778)	$ (1,081,139)	91,934	1,079,055	136,771	$ 1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	216,535
Statement Line Items [Line Items]
Adjustment for revision
Adjustment for adoption of recent accounting pronouncements	20,711			(17,863)
PROFIT (LOSS) FOR THE YEAR	(242,243)									(192)			(242,435)
Dividends and distributions declared and paid		(88,030)
Other comprehensive income				5,022
Share-based units exercised					9,483				(9,483)		9,483
Acquisition of businesses
Repurchase and cancellation of shares
Shares issued						10,447						10,447
Shares issuance costs						(253)						(253)
Add: Issuance of convertible debentures
Less: Redemption of convertible debentures
Add: Share-based compensation expense									6,133
Non-cash deferred share grant distributions									72
Less: Purchase of non-controlling interest									1,462
Share-based compensation adjustment									(1,031)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										215
Balance, end of year at Mar. 31, 2019	$ 533,107	$ (1,923,808)	$ (1,390,701)	$ 79,093	$ 1,088,538	$ 146,965	$ 1,235,503	$ 13,029	$ (25,540)	$ (399)	$ 1,088,538	$ 146,965	$ (89,015)